Related party transactions	12 Months Ended
Dec. 31, 2017
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Related party transactions

28 Related party transactions

Transactions between the RELX PLC, RELX NV, RELX Group plc and subsidairies of the Group have been eliminated within the consolidated financial statements. Transactions with joint ventures were made on normal market terms of trading and comprise sales of goods and services of £16m (2016: £2m; 2015: nil) and the rendering and receiving of goods and services of £0.1m (2016: nil; 2015: £14.0m). As at 31 December 2017, amounts owed by joint ventures were £2m (2016: nil; 2015: £1m) and amounts due to joint ventures were £1m (2016: nil; 2015: £1m). See note 6 for details of the Group’s participation in defined benefit pension schemes.

Key management personnel are also related parties as defined by IAS 24 – Related Party Disclosures and comprise the Executive and Non-Executive Directors of RELX PLC and RELX NV. Key management personnel remuneration is set out below. For reporting purposes, salary, benefits and annual incentive payments are considered short-term employee benefits.

KEY MANAGEMENT PERSONNEL REMUNERATION					2017 £m	2016 £m	2015 £m
Salaries, other short-term employee benefits and non-executive fees					5	5	5
Post-employment benefits					1	1	1
Share based remuneration*					6	5	5
Total					12	11	11

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Cost of share based remuneration* £’000	Cost of pension provision* £’000	Total £’000
Total Executive Directors	2017	1,889	101	1,964	5,549	983	10,486
	2016	1,843	88	1,881	5,409	1,052	10,273
	2015	1,797	92	1,889	5,181	966	9,925

* The share based remuneration charge comprises the multi-year incentive scheme charges in accordance with IFRS 2 – Share Based Payment. These IFRS 2 charges do not reflect the actual value received on vesting. The cost of pension provision is calculated in accordance with the methodology set out in the UK Regulations. The amount is reduced by the Directors’ contributions and participation fee for defined benefit schemes and reduced by the payments made to defined contribution schemes or in lieu of pension.

NON-EXECUTIVE DIRECTORS	2017 £’000	2016 £’000	2015 £’000
Fees and benefits	1,396	1,364	1,145

The remuneration of non-executive directors comprises fees for services, and benefits primarily relating to tax filing support in respect of filings resulting from their directorships. The value of deemed benefits provided during 2017 to two former Directors’ was £2,460 (2016: nil; 2015: nil). No loans, advances or guarantees have been provided on behalf of any Director. The aggregate gains made by Executive Directors on the exercise of options during 2017 were £2,804,358 (2016: £3,082,715; 2015: £1,474,715).